Condensed Consolidating Financial Statements (Tables)	3 Months Ended
Dec. 28, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Statement Of Income and Comprehensive Income

Condensed Consolidating Statement of Income and Comprehensive Income for the three months ended December 28, 2013					in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Sales	$167	$5,048	$3,987	$(441)	$8,761
Cost of Sales	17	4,826	3,674	(441)	8,076
Gross Profit	150	222	313	—	685
Selling, General and Administrative	23	55	195	—	273
Operating Income	127	167	118	—	412
Other (Income) Expense:
Interest expense, net	5	15	6	—	26
Other, net	6	(1)	(2)	—	3
Equity in net earnings of subsidiaries	(175)	(6)	—	181	—
Total Other (Income) Expense	(164)	8	4	181	29
Income from Continuing Operations before Income Taxes	291	159	114	(181)	383
Income Tax Expense	37	52	42	—	131
Income from Continuing Operations	254	107	72	(181)	252
Loss from Discontinued Operation, Net of Tax	—	—	—	—	—
Net Income	254	107	72	(181)	252
Less: Net Income (Loss) Attributable to Noncontrolling Interest	—	—	(2)	—	(2)
Net Income Attributable to Tyson	$254	$107	$74	$(181)	$254

Comprehensive Income (Loss)	244	102	63	(165)	244
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interest	—	—	(2)	—	(2)
Comprehensive Income (Loss) Attributable to Tyson	$244	$102	$65	$(165)	$246

Condensed Consolidating Statement of Income and Comprehensive Income for the three months ended December 29, 2012					in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Sales	$75	$4,750	$3,868	$(327)	$8,366
Cost of Sales	16	4,538	3,600	(327)	7,827
Gross Profit	59	212	268	—	539
Selling, General and Administrative	20	52	163	—	235
Operating Income	39	160	105	—	304
Other (Income) Expense:
Interest expense, net	8	16	12	—	36
Other, net	—	—	—	—	—
Equity in net earnings of subsidiaries	(149)	(24)	—	173	—
Total Other (Income) Expense	(141)	(8)	12	173	36
Income from Continuing Operations before Income Taxes	180	168	93	(173)	268
Income Tax Expense	7	51	38	—	96
Income from Continuing Operations	173	117	55	(173)	172
Loss from Discontinued Operation, Net of Tax	—	—	(4)	—	(4)
Net Income	173	117	51	(173)	168
Less: Net Income (Loss) Attributable to Noncontrolling Interest	—	—	(5)	—	(5)
Net Income Attributable to Tyson	173	117	56	(173)	173

Comprehensive Income (Loss)	157	121	50	(171)	157
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interest	—	—	(5)	—	(5)
Comprehensive Income (Loss) Attributable to Tyson	$157	$121	$55	$(171)	$162

Condensed Consolidating Balance Sheet as of December 28, 2013					in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$10	$815	$—	$825
Accounts receivable, net	1	594	902	—	1,497
Inventories	—	1,034	1,744	—	2,778
Other current assets	36	49	116	(71)	130
Total Current Assets	37	1,687	3,577	(71)	5,230
Net Property, Plant and Equipment	31	899	3,142	—	4,072
Goodwill	—	880	1,027	—	1,907
Intangible Assets	—	19	114	—	133
Other Assets	897	167	254	(816)	502
Investment in Subsidiaries	12,141	2,035	—	(14,176)	—
Total Assets	$13,106	$5,687	$8,114	$(15,063)	$11,844

Liabilities and Shareholders’ Equity
Current Liabilities:
Current debt	$—	$—	$78	$(26)	$52
Accounts payable	30	746	701	—	1,477
Other current liabilities	4,858	191	826	(4,798)	1,077
Total Current Liabilities	4,888	937	1,605	(4,824)	2,606
Long-Term Debt	1,771	678	234	(793)	1,890
Deferred Income Taxes	20	75	355	—	450
Other Liabilities	142	163	300	(23)	582

Total Tyson Shareholders’ Equity	6,285	3,834	5,589	(9,423)	6,285
Noncontrolling Interest	—	—	31	—	31
Total Shareholders’ Equity	6,285	3,834	5,620	(9,423)	6,316
Total Liabilities and Shareholders’ Equity	$13,106	$5,687	$8,114	$(15,063)	$11,844

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet as of December 28, 2013					in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$10	$815	$—	$825
Accounts receivable, net	1	594	902	—	1,497
Inventories	—	1,034	1,744	—	2,778
Other current assets	36	49	116	(71)	130
Total Current Assets	37	1,687	3,577	(71)	5,230
Net Property, Plant and Equipment	31	899	3,142	—	4,072
Goodwill	—	880	1,027	—	1,907
Intangible Assets	—	19	114	—	133
Other Assets	897	167	254	(816)	502
Investment in Subsidiaries	12,141	2,035	—	(14,176)	—
Total Assets	$13,106	$5,687	$8,114	$(15,063)	$11,844

Liabilities and Shareholders’ Equity
Current Liabilities:
Current debt	$—	$—	$78	$(26)	$52
Accounts payable	30	746	701	—	1,477
Other current liabilities	4,858	191	826	(4,798)	1,077
Total Current Liabilities	4,888	937	1,605	(4,824)	2,606
Long-Term Debt	1,771	678	234	(793)	1,890
Deferred Income Taxes	20	75	355	—	450
Other Liabilities	142	163	300	(23)	582

Total Tyson Shareholders’ Equity	6,285	3,834	5,589	(9,423)	6,285
Noncontrolling Interest	—	—	31	—	31
Total Shareholders’ Equity	6,285	3,834	5,620	(9,423)	6,316
Total Liabilities and Shareholders’ Equity	$13,106	$5,687	$8,114	$(15,063)	$11,844

Condensed Consolidating Balance Sheet as of September 28, 2013					in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$21	$1,124	$—	$1,145
Accounts receivable, net	—	571	926	—	1,497
Inventories	—	1,039	1,778	—	2,817
Other current assets	351	88	117	(411)	145
Total Current Assets	351	1,719	3,945	(411)	5,604
Net Property, Plant and Equipment	32	891	3,130	—	4,053
Goodwill	—	881	1,021	—	1,902
Intangible Assets	—	21	117	—	138
Other Assets	895	162	244	(821)	480
Investment in Subsidiaries	11,975	2,035	—	(14,010)	—
Total Assets	$13,253	$5,709	$8,457	$(15,242)	$12,177

Liabilities and Shareholders’ Equity
Current Liabilities:
Current debt	$457	$132	$251	$(327)	$513
Accounts payable	27	575	757	—	1,359
Other current liabilities	4,625	200	901	(4,588)	1,138
Total Current Liabilities	5,109	907	1,909	(4,915)	3,010
Long-Term Debt	1,770	679	241	(795)	1,895
Deferred Income Taxes	24	93	362	—	479
Other Liabilities	149	155	282	(26)	560

Total Tyson Shareholders’ Equity	6,201	3,875	5,631	(9,506)	6,201
Noncontrolling Interest	—	—	32	—	32
Total Shareholders’ Equity	6,201	3,875	5,663	(9,506)	6,233
Total Liabilities and Shareholders’ Equity	$13,253	$5,709	$8,457	$(15,242)	$12,177

Condensed Consolidating Statement Of Cash Flows

Condensed Consolidating Statement of Cash Flows for the three months ended December 28, 2013					in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Cash Provided by (Used for) Operating Activities	$(4)	$284	$81	$—	$361
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(1)	(35)	(104)	—	(140)
(Purchases of)/Proceeds from marketable securities, net	—	—	(1)	—	(1)
Other, net	—	1	(4)	—	(3)
Cash Provided by (Used for) Investing Activities	(1)	(34)	(109)	—	(144)
Cash Flows from Financing Activities:
Net change in debt	(367)	—	(6)	—	(373)
Purchases of Tyson Class A common stock	(159)	—	—	—	(159)
Dividends	(25)	—	—	—	(25)
Stock options exercised	12	—	—	—	12
Other, net	5	—	—	—	5
Net change in intercompany balances	539	(261)	(278)	—	—
Cash Provided by (Used for) Financing Activities	5	(261)	(284)	—	(540)
Effect of Exchange Rate Change on Cash	—	—	3	—	3
Increase (Decrease) in Cash and Cash Equivalents	—	(11)	(309)	—	(320)
Cash and Cash Equivalents at Beginning of Year	—	21	1,124	—	1,145
Cash and Cash Equivalents at End of Period	$—	$10	$815	$—	$825

Condensed Consolidating Statement of Cash Flows for the three months ended December 29, 2012					in millions
	TFI Parent	TFM Parent	Non- Guarantors	Eliminations	Total
Cash Provided by (Used for) Operating Activities	$21	$234	$(65)	$—	$190
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(2)	(24)	(131)	—	(157)
(Purchases of)/Proceeds from marketable securities, net	—	—	1	—	1
Other, net	—	—	4	—	4
Cash Provided by (Used for) Investing Activities	(2)	(24)	(126)	—	(152)
Cash Flows from Financing Activities:
Net change in debt	—	—	(11)	—	(11)
Purchases of Tyson Class A common stock	(115)	—	—	—	(115)
Dividends	(53)	—	—	—	(53)
Stock options exercised	19	—	—	—	19
Other, net	3	—	(1)	—	2
Net change in intercompany balances	126	(199)	73	—	—
Cash Provided by (Used for) Financing Activities	(20)	(199)	61	—	(158)
Effect of Exchange Rate Change on Cash	—	—	—	—	—
Increase (Decrease) in Cash and Cash Equivalents	(1)	11	(130)	—	(120)
Cash and Cash Equivalents at Beginning of Year	1	9	1,061	—	1,071
Cash and Cash Equivalents at End of Period	$—	$20	$931	$—	$951